Other financial assets (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Other Financial Assets by Component
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2025	2026
Financial assets measured at amortized cost
Time deposits	2,264,841	988,027
Other	837,954	752,598
Financial assets measured at fair value through profit or loss
Public and corporate bonds	231,713	267,623
Stocks	46,215	884,667
Investment trusts	618,228	648,189
Derivatives	483,378	479,447
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	9,078,437	7,533,460
Stocks	3,246,885	3,554,379
Other	10,947	9,855

Total	16,818,600	15,118,244

Current assets	6,935,759	3,982,445
Non-current assets	9,882,841	11,135,799

Total	16,818,600	15,118,244

Disclosure of Major Securities Included in Stock Measured at Fair Value Through Other Comprehensive Income
Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31,
Issue	2025	2026
KDDI CORPORATION	959,347	989,627
NTT, Inc.	292,242	317,487
MS&AD Insurance Group Holdings, Inc.	340,482	283,836
Mitsubishi UFJ Financial Group, Inc.	206,749	267,304
SUZUKI MOTOR CORPORATION	173,760	180,048

Disclosure of fair values and total accumulated other comprehensive income at derecognition	Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2025	2026
Total fair value	681,271	277,319
Accumulated other comprehensive income, net	512,976	217,516